Long-Term Debt - Scheduled Payments for Loan Agreement (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 28, 2016	Dec. 31, 2015	May 15, 2015	Apr. 15, 2015
Debt Disclosure [Abstract]
Principal, 2016	$ 0
Principal, 2016			$ 1,733
Interest and Final Payment, 2016			166
Total, 2016			1,899
Principal, 2017			2,400
Principal, 2018	3,200
Principal, 2018			1,867
Principal, 2019	3,200
Principal, 2020	1,600
LongTermDebt	8,000	$ 8,000	6,000	$ 2,000	$ 4,000
Interest and Final Payment, 2016	158
Interest and Final Payment, 2017	608		96
Interest and Final Payment, 2018	476		354
Interest and Final Payment, 2019	234
Interest and Final Payment, 2020	545
Interest and Final Payment	2,021		616
Total, 2016	158
Total, 2017	608		2,496
Total, 2018	3,676		2,221
Total, 2019	3,434
Total, 2020	2,145
Total	$ 10,021		$ 6,616